INCOME TAXES (Schedule of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective income tax rate:
PRC Enterprise Income Tax	25.00%	25.00%	25.00%
Preferential income tax rate of a subsidiary	(2.00%)	(9.00%)	(12.00%)
Effect of different reversal rate	3.00%	8.00%	(14.00%)
Additional tax deductions	(1.00%)
Non-deductible expenses			1.00%
Different tax rate in other jurisdictions		(1.00%)	2.00%
Changes in valuation allowance	(26.00%)	(35.00%)
Prior year adjustment		2.00%
Effective tax rate	(1.00%)	(10.00%)	2.00%